John Hancock
International Growth Fund
Quarterly portfolio holdings 12/31/19

Fund’s investments
As of 12-31-19 (unaudited)
	Shares	Value
Common stocks 99.7%		$9,857,341,435
(Cost $7,434,772,897)
Australia 0.7%		73,240,987
Qantas Airways, Ltd.	14,693,755	73,240,987
Canada 2.5%		245,789,749
Dollarama, Inc.	4,880,307	167,731,779
Intact Financial Corp.	721,850	78,057,970
China 17.0%		1,685,362,058
Alibaba Group Holding, Ltd., ADR (A)	2,147,566	455,498,749
China Tower Corp., Ltd., H Shares (B)	585,750,642	129,409,952
CSPC Pharmaceutical Group, Ltd.	57,394,000	136,964,941
Kweichow Moutai Company, Ltd., Class A	645,846	109,908,357
Midea Group Company, Ltd., Class A	11,752,515	98,535,782
Ping An Insurance Group Company of China, Ltd., H Shares	11,125,892	131,657,884
Shenzhou International Group Holdings, Ltd.	9,660,100	141,183,095
TAL Education Group, ADR (A)	2,802,482	135,079,630
Tencent Holdings, Ltd.	7,205,300	347,123,668
Denmark 2.4%		238,496,016
Carlsberg A/S, Class B	756,761	112,935,955
DSV Panalpina A/S	1,089,211	125,560,061
Finland 1.2%		119,766,867
Kone OYJ, B Shares	1,831,630	119,766,867
France 12.0%		1,182,100,283
Airbus SE	1,464,811	214,984,318
Alstom SA	2,405,182	114,292,518
Capgemini SE	893,097	109,230,619
Edenred	3,103,123	160,818,449
LVMH Moet Hennessy Louis Vuitton SE	509,007	237,174,864
Safran SA	1,369,434	211,522,848
Worldline SA (A)(B)(C)	1,891,299	134,076,667
Germany 1.7%		164,362,600
adidas AG	504,924	164,362,600
Hong Kong 2.6%		255,404,887
AIA Group, Ltd.	24,282,725	255,404,887
India 3.2%		312,349,732
HDFC Bank, Ltd.	8,724,762	156,096,779
ICICI Bank, Ltd.	20,613,168	156,252,953
Ireland 6.1%		600,677,222
Accenture PLC, Class A	871,644	183,542,077
Experian PLC	3,614,886	122,543,551
ICON PLC (A)	800,088	137,799,156
Medtronic PLC (C)	1,382,040	156,792,438
Japan 8.7%		861,995,936
Bandai Namco Holdings, Inc.	2,163,000	131,580,044
Hoya Corp.	2,315,500	221,042,367
Keyence Corp.	420,000	147,478,203
Nexon Company, Ltd. (A)	8,033,900	106,572,009
Tokio Marine Holdings, Inc.	2,280,200	127,665,731
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Tokyo Electron, Ltd.	584,700	$127,657,582
Netherlands 6.8%		668,752,903
ASML Holding NV	761,735	225,517,663
Heineken NV	1,224,824	130,723,479
Koninklijke Philips NV	3,683,231	180,050,803
Wolters Kluwer NV	1,814,140	132,460,958
Singapore 1.1%		109,100,323
DBS Group Holdings, Ltd.	5,658,366	109,100,323
Spain 2.9%		291,326,720
Cellnex Telecom SA (A)(B)	3,643,288	157,156,281
Industria de Diseno Textil SA	3,796,489	134,170,439
Switzerland 11.2%		1,110,602,408
Logitech International SA	2,144,008	101,567,665
Nestle SA	4,209,167	455,706,610
Novartis AG	2,812,930	266,355,240
Partners Group Holding AG	191,648	175,650,627
Temenos AG (A)(C)	703,728	111,322,266
Taiwan 5.8%		574,590,729
MediaTek, Inc.	10,654,000	157,861,228
Taiwan Semiconductor Manufacturing Company, Ltd.	37,652,323	416,729,501
United Kingdom 12.9%		1,278,620,566
Aon PLC	785,342	163,578,885
AstraZeneca PLC	2,768,487	277,105,058
Compass Group PLC	6,909,730	173,171,237
Diageo PLC	5,337,302	224,897,751
IHS Markit, Ltd. (A)	2,401,895	180,982,788
Unilever NV	4,510,898	258,884,847
United States 0.9%		84,801,449
Amdocs, Ltd.	1,174,698	84,801,449

	Yield (%)	Shares	Value
Short-term investments 0.6%			$53,924,618
(Cost $53,924,395)
Short-term funds 0.0%			2,124,618
John Hancock Collateral Trust (D)	1.7338(E)	212,341	2,124,618

	Par value^	Value
Repurchase agreement 0.6%		51,800,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 12-31-19 at 1.570% to be repurchased at $21,301,858 on 1-2-20, collateralized by $21,251,067 Government National Mortgage Association, 2.803% - 4.302% due 8-20-69 to 11-20-69 (valued at $21,726,001)	21,300,000	21,300,000
Societe Generale SA Tri-Party Repurchase Agreement dated 12-31-19 at 1.550% to be repurchased at $30,502,626 on 1-2-20, collateralized by $109,303 Federal Home Loan Mortgage Corp., 5.329% - 5.955% due 6-1-20 to 11-1-30 (valued at $113,416), $6,992,823 Federal National Mortgage Association, 2.405% - 4.500% due 11-1-26 to 2-1-57 (valued at $7,540,411), $22,537,000 U.S. Treasury Bonds, 2.250% - 3.625% due 11-15-41 to 11-15-49 (valued at $23,254,174) and $188,300 U.S. Treasury Notes, 1.625% - 2.875% due 12-31-21 to 7-31-25 (valued at $201,999)	30,500,000	30,500,000

Total investments (Cost $7,488,697,292) 100.3%	$9,911,266,053
Other assets and liabilities, net (0.3%)	(27,611,084)
Total net assets 100.0%	$9,883,654,969

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 12-31-19. The value of securities on loan amounted to $2,029,865.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 12-31-19.
The fund had the following sector composition as a percentage of net assets on 12-31-19:

Consumer discretionary	18.5%
Information technology	18.3%
Industrials	14.7%
Health care	13.9%
Financials	13.8%
Consumer staples	13.0%
Communication services	7.5%
Short-term investments and other	0.3%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of December 31, 2019, by major security category or type:
	Total value at 12-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$73,240,987	—	$73,240,987	—
Canada	245,789,749	$245,789,749	—	—
China	1,685,362,058	590,578,379	1,094,783,679	—
Denmark	238,496,016	—	238,496,016	—
Finland	119,766,867	—	119,766,867	—
France	1,182,100,283	—	1,182,100,283	—
Germany	164,362,600	—	164,362,600	—
Hong Kong	255,404,887	—	255,404,887	—
India	312,349,732	—	312,349,732	—
Ireland	600,677,222	478,133,671	122,543,551	—
Japan	861,995,936	—	861,995,936	—
Netherlands	668,752,903	—	668,752,903	—
Singapore	109,100,323	—	109,100,323	—
Spain	291,326,720	—	291,326,720	—
Switzerland	1,110,602,408	—	1,110,602,408	—
Taiwan	574,590,729	—	574,590,729	—
|	5

	Total value at 12-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
United Kingdom	1,278,620,566	$344,561,673	$934,058,893	—
United States	84,801,449	84,801,449	—	—
Short-term investments	53,924,618	2,124,618	51,800,000	—
Total investments in securities	$9,911,266,053	$1,745,989,539	$8,165,276,514	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	212,341	$35,310,762	$1,715,312,893	(1,748,491,957)	$(7,117)	$37	$2,026,258	—	$2,124,618
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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